Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other comprehensive (loss) income, net of tax:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (148)	$ (634)	$ 346
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(61)	(13)	13
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(77)	68	(108)
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	0	1	0
Other Comprehensive Income (Loss), Net of Tax	(138)	56	(95)
Comprehensive income	(286)	(578)	251
Comprehensive income attributable to noncontrolling interest	0	1	1
Comprehensive income attributable to Momentive Specialty Chemicals Inc.	(286)	(577)	252
Parent [Member]
Other comprehensive (loss) income, net of tax:
Other Comprehensive Income (Loss), Net of Tax	$ (138)	$ 56	$ (95)